6. Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 37,422	$ 36,566
Less: accumulated depreciation	17,200	16,378
Construction in progress	14
Premises and equipment, net	20,236	20,188
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	9,150	9,150
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	14,071	14,061
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 14,201	$ 13,355